Subsequent Events - Additional Information (Detail) - USD ($)				12 Months Ended
	Feb. 08, 2017	Feb. 07, 2017	Dec. 06, 2016	Dec. 31, 2016
Subsequent Event [Line Items]
Proceeds from short term secured borrowing arrangement				$ 1,903,000
Interest rate per annum				10.00%
William W. and Dieva L. Smith [Member] | Secured Promissory Note [Member]
Subsequent Event [Line Items]
Proceeds from short term secured borrowing arrangement			$ 1,000,000
Interest rate per annum			18.00%
Note due and repaid date				Dec. 14, 2016
Subsequent Event [Member] | William W. and Dieva L. Smith [Member] | Secured Promissory Note [Member]
Subsequent Event [Line Items]
Proceeds from short term secured borrowing arrangement		$ 1,000,000
Interest rate per annum		18.00%
Note due and repaid date		Mar. 24, 2017
Subsequent Event [Member] | Steven L. and Monique P. Elfman [Member] | Secured Promissory Note [Member]
Subsequent Event [Line Items]
Proceeds from short term secured borrowing arrangement	$ 1,000,000
Interest rate per annum	18.00%
Note due and repaid date	Mar. 24, 2017